Convertible Promissory Notes And Onshore Convertible Loans- Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 29, 2018 $ / shares shares	Feb. 03, 2018 CNY (¥)	Sep. 25, 2017 CNY (¥) shares	Dec. 17, 2020 $ / shares shares	Feb. 03, 2018 USD ($) $ / shares	Sep. 25, 2017 USD ($) $ / shares	Oct. 31, 2016 $ / shares
Debt Conversion [Line Items]
Interest Rate						8.00%
Share Price							$ 0.77
Series B-1 Preferred Shares [Member]
Debt Conversion [Line Items]
Conversion price of debt instrument						$ 5.38
2018 Notes [Member] | Genexine Inc [Member]
Debt Conversion [Line Items]
Share Price				$ 10
Shares issued | shares				900,000
2018 Notes [Member] | Series A-3 Preferred Shares [Member]
Debt Conversion [Line Items]
Convertible promissory notes issued to Investors | ¥		¥ 59,704
Onshore Convertible Loan [Member] | Series B-1 Preferred Shares [Member]
Debt Conversion [Line Items]
Debt conversion number of share issue | shares			1,179,379
Onshore Convertible Loan [Member] | Series B Onshore Investors [Member]
Debt Conversion [Line Items]
Loss on Extinguishment of Debt | ¥			¥ 8,548
Maturity period of debt instrument			36 months
Convertible notes issued | $						$ 5,359
Share Price						$ 4.31
Convertible Promissory Notes 2017 [Member] | Series B-1 Preferred Shares [Member]
Debt Conversion [Line Items]
Conversion price of debt instrument	$ 5.38
Debt conversion number of share issue | shares	2,535,201
Convertible Promissory Notes 2017 [Member] | Series B Preferred Stock Holder [Member]
Debt Conversion [Line Items]
Maturity period of debt instrument			36 months
Convertible notes issued | $						$ 11,520
Interest Rate						8.00%
Convertible Promissory Notes 2018 [Member] | Series B-1 Preferred Shares [Member]
Debt Conversion [Line Items]
Conversion price of debt instrument					$ 10
Convertible Promissory Notes 2018 [Member] | Series A-3 Preferred Shares [Member]
Debt Conversion [Line Items]
Maturity period of debt instrument		36 months
Convertible notes issued | $					$ 9,000
Interest Rate					0.00%
Share Price					$ 3.96